FINTECH MERGER AND STELLA POINT ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2018
FINTECH MERGER AND STELLA POINT ACQUISITION [Abstract]
Net Cash Proceeds Received in Reverse Recapitalization
In accounting for the reverse recapitalization, the net cash proceeds received from FinTech amounted to $5.0 thousand as shown in the table below (in thousands):

Cash balance available to Intermex prior to the consummation of the Merger	$110,726
Less:
Intermex Merger costs paid from acquisition proceeds at closing	(9,062)
Cash consideration to Intermex shareholders	(101,659)
Net cash proceeds from reverse recapitalization	$5

Cash balance available to Intermex prior to the consummation of the Merger	$110,726
Less:
Cash consideration to Intermex shareholders	(101,659)
Other FinTech assets acquired and liabilities assumed in the Merger:
Prepaid expenses	76
Accrued liabilities	(136)
Deferred tax assets	982
Net equity infusion from FinTech	$9,989

Assets Acquired and Liabilities Assumed
The acquisition method for a business combination requires that the assets acquired and liabilities assumed be recognized at their allocated fair values as of the February 1, 2017 acquisition date, which is summarized below (in thousands):

Successor Company
Cash	$43,065
Accounts receivables	24,032
Prepaid and other current assets	3,713
Property and equipment	6,328
Other assets	1,345
Total tangible assets acquired	78,483
Intangible assets acquired	62,660
Deferred tax asset, net	2,119
Less: Liabilities assumed	(115,112)
Net assets	28,150

Goodwill	36,260
Total purchase price	$64,410